Nature of business and history (Details Narrative) - EUR (€)					1 Months Ended	12 Months Ended
	May 12, 2023	Dec. 27, 2021	Dec. 15, 2021	May 20, 2021	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares issued				15,000,000
Number of ordinary shares issued					100
Number of ordinary shares subscribed			720,114
American depository shares			2,400,000
Number of shares outstanding						18,216,958	18,216,858	18,216,858
Net listing costs			€ 3,900,000
Gross sale proceeds	€ 100,000,000.0
Net loss						€ 11,645,455	€ 8,477,763	€ 5,529,332
Accumulated deficit						47,143,025	35,465,559	27,019,807
Cash and cash equivalents and marketable securities						18,800,000
Cash						3,691,420	€ 29,794,856	€ 37,240,162
Marketable securities						15,100,000
Unrealized net loss from exchange rate						€ 200,000
Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds					€ 639
Shares outstanding					18,216,958
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of ordinary shares issued			3,120,114
Net listing costs			€ 29,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
American depository shares		96,744